Other Financial Liabilities - Schedule of Balances of Other Financial Liabilities (Detail) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	$ 615,014,915	$ 68,519,783
Other financial liabilities, Non-current	1,904,512,941	2,183,803,256
Interest-Bearing Borrowings [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	542,220,313	55,977,988
Other financial liabilities, Non-current	1,897,563,167	2,138,411,462
Hedging Derivatives [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	72,793,962	7,593,354
Other financial liabilities, Non-current	6,949,774	45,391,794
Non-Hedging Derivatives [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	$ 640	$ 4,948,441